UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10201
                                   ---------------------------------------------

                               The Appleton Funds
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               (Exact name of registrant as specified in charter)

                   45 Milk Street, Boston, Massachusetts 02109
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               (Address of principal executive offices) (Zip code)

           James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 362-8000
                                                    ----------------------------

Date of fiscal year end:   12/31
                        ------------

Date of reporting period:  3/31/07
                         -----------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

                           APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                           March 31, 2007 (Unaudited)

                                                                       Market
 Shares                                                                 Value
                     COMMON STOCKS -- 96.1%
                     CONSUMER, CYCLICAL -- 7.6%
  4,000   Garmin Ltd.                                               $   216,600
  2,200   Omnicom Group, Inc.                                           225,236
  7,250   The Walt Disney Company                                       249,618
                                                                    -----------
                                                                        691,454
                                                                    -----------

          CONSUMER, NON-CYCLICAL -- 10.6%
  6,500   Archer-Daniels-Midland Co.                                    238,550
  4,000   Kellogg Co.                                                   205,720
  4,000   PepsiCo, Inc.                                                 254,240
  4,237   Procter & Gamble Co.                                          267,609
                                                                    -----------
                                                                        966,119
                                                                    -----------

          ENERGY -- 8.9%
  2,325   Baker Hughes, Inc.                                            153,752
  3,400   Exxon Mobil Corp.                                             256,530
  3,000   Schlumberger Limited                                          207,300
  4,000   Smith International, Inc.                                     192,200
                                                                    -----------
                                                                        809,782
                                                                    -----------

          FINANCIAL SERVICES -- 20.7%
  4,325   American Express Co.                                          243,930
  5,196   Bank of America Corp.                                         265,100
  3,500   Citigroup, Inc.                                               179,690
  2,350   Jones Lang LaSalle, Inc.                                      245,058
  2,750   Merrill Lynch & Co., Inc.                                     224,593
  3,975   MetLife, Inc.                                                 251,021
  3,475   UBS AG  - ADR                                                 206,519
  7,900   Wells Fargo & Co.                                             271,996
                                                                    -----------
                                                                      1,887,907
                                                                    -----------

          HEALTHCARE -- 13.8%
  3,000   Gilead Sciences, Inc.*                                        229,500
  4,000   Henry Schein, Inc.*                                           220,720
  2,500   Johnson & Johnson                                             150,650
  3,250   Novartis AG                                                   177,548
  4,000   Stryker Corp.                                                 265,279
  5,800   VCA Antech, Inc.*                                             210,598
                                                                    -----------
                                                                      1,254,295
                                                                    -----------

          INDUSTRIAL -- 12.1%
  6,250   AMETEK, Inc.                                                  215,875
  3,750   Caterpiller, Inc.                                             251,363
  5,525   General Electric Co.                                          195,364
  5,000   Honeywell International, Inc.                                 230,300
  2,000   Precision Castparts Corp.                                     208,100
                                                                    -----------
                                                                      1,101,002
                                                                    -----------

          MATERIALS -- 6.7%
  4,500   Ecolab, Inc.                                                  193,500
  3,800   Praxair, Inc.                                                 239,248
  4,000   The Scotts Miracle-Gro Co.                                    176,120
                                                                    -----------
                                                                        608,868
                                                                    -----------

          TECHNOLOGY -- 13.0%
  4,000   Amphenol Corp.                                                258,280
  2,350   Apple Computer, Inc.*                                         218,339
  9,000   Cisco Systems*                                                229,770
  3,000   MEMC Electronic Materials, Inc.*                              181,740
  4,000   Microsoft Corp.                                               111,480
 10,000   Oracle Corp.*                                                 181,300
                                                                    -----------
                                                                      1,180,909
                                                                    -----------

          TELECOMMUNICATIONS -- 2.7%
  6,300   AT&T, Inc.                                                    248,409
                                                                    -----------
          TOTAL COMMON STOCKS                                         8,748,745
                                                                     ----------
          MONEY MARKETS -- 4.8%
435,467   Fidelity Money Market Fund                                    435,467
                                                                    -----------


             TOTAL INVESTMENT SECURITIES -- 100.9%                  $ 9,184,212
               (Cost $7,673,334)

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9%)            (84,949)
                                                                    -----------

             NET ASSETS -- 100.0%                                   $ 9,099,263
                                                                    ===========

*Non-income producing security

See accompanying notes to portfolio of investments.

Notes to Portfolio of Investments:

a) Securities valuation - The Appleton Equity Growth Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

b) Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

c) As of March 31, 2007, the aggregate identified cost for federal income tax purposes is $7,673,334, resulting in gross unrealized appreciation and depreciation of $1,569,923 and $59,045, respectively, and net unrealized appreciation of $1,510,878.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Appleton Funds

By (Signature and Title)

/s/ James I. Ladge
------------------------
James I. Ladge
President and Treasurer

Date:  May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James I. Ladge
------------------------
James I. Ladge
President and Treasurer

Date:  May 21, 2007

By (Signature and Title)


/s/ James I. Ladge
------------------------
James I. Ladge
President and Treasurer

Date:  May 21, 2007